Financial Risk Management Objectives and Policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management Objectives And Policies [Line Items]
Cash and cash equivalents	€ 345,918	€ 236,748	€ 218,472	€ 148,519
Trade receivables	€ 6,100	€ 5,900
Historical volatility for shares, measurement input [Member] | ARYA [Member] | Warrants [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage of reasonable possible increase in unobservable inputs	10.00%
Percentage of resonably possible decrease in unobservable inputs	10.00%
Increase decrease in fair value measurement due to a reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities	€ 200
Foreign Exchange Rates [Member] | ARYA [Member] | Warrants [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage Of Reasonably Possible Decrease In Foreign Currency Risk	10.00%	10.00%
Increase decrease in fair value measurement due to a reasonably possible increase in unobservable input recognized in profit or loss before tax liabilities	€ 0	€ 200
Increase decrease in fair value measurement due to a reasonably possible decrease in unobservable input recognized in profit or loss before tax liabilities		200
Credit risk [Member]
Financial Risk Management Objectives And Policies [Line Items]
Maximum exposure to credit risk	475,400	610,300
Cash and cash equivalents	345,900	236,700
Other financial assets	123,400	367,700
Currency risk [Member]
Financial Risk Management Objectives And Policies [Line Items]
Cash and cash equivalents	€ 345,900
Currency risk [Member] | Germany [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage of cash and cash equivalents held in domicile	95.00%
Currency risk [Member] | Bottom of range [Member]
Financial Risk Management Objectives And Policies [Line Items]
Foreign exchange gain (loss)	€ 25,200	31,300
Currency risk [Member] | Top of range [Member]
Financial Risk Management Objectives And Policies [Line Items]
Foreign exchange gain (loss)	30,800	€ 38,300
Currency risk [Member] | Euro [Member]
Financial Risk Management Objectives And Policies [Line Items]
Bonds and short-term deposits	€ 45,600
Currency risk [Member] | Euro [Member] | Germany [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage of cash and cash equivalents held in domicile	39.00%
Currency risk [Member] | US [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage Of Reasonably Possible Increase In Foreign Currency Risk	10.00%	10.00%
Bonds and short-term deposits	€ 77,800
Currency risk [Member] | US [Member] | Germany [Member]
Financial Risk Management Objectives And Policies [Line Items]
Percentage of cash and cash equivalents held in domicile	61.00%